As filed with the Securities and Exchange Commission on September 28, 2006

                                     Investment Company Act File number 811-3955



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                    NEW YORK DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2006
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt Commercial Paper (1.19%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   New York State Dormitory Authority (Columbia University) -
              Series C                                                          10/05/06    3.59%    $ 5,000,000              A-1+
-----------                                                                                          -----------
  5,000,000   Total Tax Exempt Commercial Paper                                                        5,000,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (17.36%)
------------------------------------------------------------------------------------------------------------------------------------
$ 7,670,000   ABN AMRO Munitops Certificate Trust 2002- 33
              (Port Authority of New York and New Jersey Consolidated Bonds,
              128th Series)
              Insured by FSA                                                    02/07/07    3.80%  $  7,670,000     VMIG-1
  2,250,000   Albany, NY BAN (c)                                                07/12/07    3.90      2,257,144
  3,200,000   Board of Cooperative Educatioal Services
              of Monroe and Orleans Counties, NY (c)                            06/29/07    3.85      3,218,200
 14,000,000   County of Putnam, NY TAN - Series 2006 (c)                        01/19/07    3.25     14,079,268
  3,260,604   Eastchester, NY BAN (c)                                           11/14/06    3.16      3,272,784
 10,000,000   Marcellus Central School District, NY (c)                         07/20/07    3.84     10,061,412
  4,000,000   New York State Environment Quality GO - Series 1998G
              LOC West LB AG                                                    08/03/06    2.95      4,000,000     VMIG-1    A-1+
  8,000,000   Newburgh City, NY School District BAN  (c)                        09/28/06    2.95      8,012,954
  5,000,000   North Babylon, NY Union Free School District BAN (c)              08/08/06    2.90      5,001,024
  3,000,000   North Syracuse, NY CSD GO - Series 2005B (c)                      08/24/06    3.00      3,002,064
  2,400,000   Ostego County, NY City School District of the City of Oneonta (c) 06/27/07    3.75      2,407,833
  3,000,000   Seneca County, NY Seneca Falls Central School District (c)        06/21/07    3.78      3,009,614
  1,055,000   Ulster, NY BAN (c)                                                02/07/07    3.35      1,060,311
  1,479,675   Victor, NY CSD BAN (c)                                            10/06/06    3.00      1,482,921
  4,500,000   Warren County, NY CSD
              City School District of the City of Glens Falls (c)               06/19/07    3.68      4,531,362
-----------                                                                                        ------------
 72,815,279   Total Tax Exempt General Obligation Notes & Bonds                                      73,066,891
-----------                                                                                        ------------

Variable Rate Demand Instruments (d) (80.13%)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000   ABN AMRO Munitops Certificate Trust 2005- 60
              (New York State Thruway Authority, Series G)
              Insured by FSA                                                    08/01/13    3.67%  $ 10,000,000      P-1      A-1
  1,900,000   Dutchess County, NY IDA (Marist College) - Series 2005A
              LOC Bank of New York                                              07/01/35    3.65      1,900,000               A-1+
  1,165,000   Dutchess County, NY IDA Civil Facilities RB
              (Trinity - Pawling School Corporation)
              LOC Allied Irish Bank                                             10/01/32    3.65      1,165,000     VMIG-1
 12,155,000   Eagle Tax - Exempt Trust - Series 963206
              (New York State Urban Development Corporation)                    07/01/16    3.69     12,155,000               A-1+
  2,000,000   Eagle Tax - Exempt Trust Series 20015101 (Puerto Rico
              Infrastructure Financing Authority Special Obligation Bonds 2000
              - Series A)
              Collateralized by SLGs Securities                                 10/01/34    3.69      2,000,000               A-1+
  2,275,000   Erie County, NY IDA (Hauptman - Woodard Project) - Series 2004
              LOC KeyBank, N.A.                                                 03/01/24    3.71      2,275,000      P-1      A-1
  9,975,000   Floating Rate Trust Receipts - Series L29
              (New York Dormitory Authority,
              St. Lukes - Roosevelt Hospital Center Series 2005)
              Collateralized by FHA                                             08/15/25    3.65      9,975,000               A-1
  2,360,000   Floating Rate Trust Receipts - Series 2003 M8J
              (New York State Dormitory Authority, State University Educational
              Facilities Issue - Series 2002B)
              Insured by FGIC                                                   11/15/29    3.65      2,360,000     VMIG-1
  8,450,000   Floatinng Rate Trust Receipts  -  Series 2005 K2
              (New York City, NY Municipal Water Finance Authority Water and
              Sewer System Bonds, Fiscal 2005 - Series C) (c)
              Insured by MBIA Insurance Corp.                                   06/15/26    3.65      8,450,000
  2,300,000   Floating Rate Trust Receipts - Series 2005 K3
              (New York Transportation Authority,
              Transportation RB, Series 2005B)
              Insured by MBIA Insurance Corp.                                   11/15/35    3.65      2,300,000      P-1      A-1
  5,000,000   Floating Rate Trust Receipts - Series 2006 K1
              (New York State Dormitory
              Authority, Columbia University RB, Series 2006A)                  07/01/26    3.65      5,000,000     VMIG-1
  1,100,000   Forest City New Rochelle, NY
              (Revenue Certificates of Trust Series 2003)
              LOC Wachovia Bank, N.A.                                           06/01/11    3.70      1,100,000     VMIG-1    A-1+
  2,500,000   Jay Street Development Corporation, Courts Facility Lease RB
              (New York City Jay Street Project) - Series A-4
              LOC Depfa Bank PLC                                                05/01/22    3.58      2,500,000     VMIG-1    A-1+
    600,000   Long Island Power Authority, NY RB (Electric System) - Series 1A
              LOC Bayerische Landesbank/Landesbank Baden - Wurttemberg          05/01/33    3.64        600,000     VMIG-1    A-1+
    985,000   Merlots Series 2001 - A30
              (New York State Dormitory Authority, RB - Series 1996E)
              Insured by AMBAC Assurance Corp.                                  02/15/18    3.68        985,000     VMIG-1
  7,000,000   Metropolitan Transportation RB - Series 2005E -2
              LOC Fortis Bank S.A./N.V.                                         11/01/35    3.66      7,000,000     VMIG-1    A-1+
  5,000,000   Metropolitan Transportation RB - Series 2005E-1
              LOC Fortis Bank S.A./N.V.                                         11/01/35    3.62      5,000,000     VMIG-1    A-1+
  2,500,000   Monroe County, NY IDA
              (Rochester Institute of Technology Project) -Series 1999A
              LOC Wachovia Bank, N.A.                                           06/01/29    3.62      2,500,000     VMIG-1
  2,500,000   Monroe County, NY IDA
              (DePaul Properties, Inc. Project) -Series 2006
              LOC Key Bank, N.A.                                                06/01/26    3.65      2,500,000     VMIG-1
  2,495,000   Morgan Stanley Floating Rate Trust Certificates -
              Series 2004 - 950 (New York City, NY Trust for Cultural
              Resources RB - Series 2004)
              Insured by FGIC                                                   02/01/34    3.66      2,495,000     VMIG-1
  3,600,000   New York, NY GO Fiscal 2004 - Series A-3
              LOC BNP Paribas                                                   08/01/31    3.60      3,600,000     VMIG-1    A-1+
 10,000,000   New York, NY GO Fiscal 1996 - Series J-2
              LOC West LB AG                                                    02/15/16    3.64     10,000,000      P-1      A-1
  8,545,000   New York, NY GO Fiscal 1993 - Series A-6
              LOC Landesbank Hesses - Thuringen Girozentrale                    08/01/19    3.60      8,545,000     VMIG-1    A-1+
  4,500,000   New York, NY GO Fiscal 1994 - Series H-4
              Insured by AMBAC Assurance Corp.                                  08/01/15    3.66      4,500,000     VMIG-1    A-1
  3,400,000   New York City, NY GO Fiscal 1995 - Series B-9
              LOC JPMorgan Chase Bank, N.A.                                     08/15/23    3.64      3,400,000     VMIG-1    A-1+
  2,350,000   New York City, NY GO Fiscal 1995 - Series F-3
              LOC JPMorgan Chase Bank, N.A.                                     02/15/13    3.60      2,350,000     VMIG-1    A-1+
  1,300,000   New York City, NY HDC (Columbus Apartment Project) - Series 1995A
              Collateralized by Federal National Mortgage Association           03/15/25    3.60      1,300,000               A-1+
  5,700,000   New York City, NY HDC MHRB
              (941 Hoe Avenue Apartment) - Series 2004A
              LOC KeyBank, N.A.                                                 06/15/37    3.69      5,700,000               A-1
  2,400,000   New York City, NY HDC MHRB
              (Manhattan Court Development) - Series 2004A
              LOC Citibank, N.A.                                                06/01/36    3.70      2,400,000               A-1+
  5,825,000   New York City, NY IDA Civic Facilities RB
              (American Society Technion Project) - Series 2003
              LOC Allied Irish Bank. PLC                                        10/01/33    3.56      5,825,000     VMIG-1
  3,865,000   New York City, NY IDA Civic Facilities RB
              (Convent Sacred Heart School) - Series 2002
              LOC Allied Irish Bank, PLC                                        11/01/32    3.69      3,865,000     VMIG-1
  1,275,000   New York City, NY IDA Civic Facilities RB
              (Epiphany Community Nursery School Project) - Series 1997
              LOC Bank of New York                                              05/01/11    3.71      1,275,000     VMIG-1
  1,120,000   New York City, NY IDA Civic Facilities RB
              (MSMC Realty Corporation Project) - Series 2001
              LOC JPMorgan Chase Bank, N.A.                                     01/01/31    3.60      1,120,000     VMIG-1    A-1+
 17,300,000   New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997B
              LOC HSBC Bank USA, N.A.                                           11/01/24    3.65     17,300,000     VMIG-1    A-1+
  1,473,300   New York City, NY IDRB (Abigal Press Inc., Project) - Series 2002
              LOC JPMorgan Chase Bank, N.A.                                     12/01/18    3.83      1,473,300               A-1+
  2,700,000   New York City, NY MHRB (Peter Cintron Apartments) - 2004 Series A
              LOC KeyBank, N.A.                                                 06/15/37    3.69      2,700,000               A-1
  1,525,000   New York City Transitional Finance Authority,
              Future Tax Secured Bonds, Fiscal 2003 - Series C
              Insured by MBIA Insurance Corp.                                   08/01/31    3.66      1,525,000     VMIG-1    A-1+
  3,415,000   New York State Dormitory Authority
              (Hospital Insured Mortgage RB) - Series 2004-M2                   12/15/13    3.65      3,415,000     VMIG-1
  1,500,000   New York State Energy Research & Development Authority
              (Con Edison Company) - Series 2004 C -3
              LOC Citibank, N. A.                                               11/01/39    3.69      1,500,000     VMIG-1    A-1+
  1,000,000   New York State Energy Research & Development Authority Electric
              Facilities RB (Long Island Lighting Company Project) -
              Series 1997A
              LOC Royal Bank of Scotland                                        12/01/27    3.69      1,000,000     VMIG-1
  2,700,000   New York State Energy Research & Development Authority
              (Con Edison Co., NY) - Series 2005A -2
              LOC Wachovia Bank, N.A.                                           05/01/39    3.64      2,700,000     VMIG-1    A-1+
 10,000,000   New York State Housing Finance Agency
              (Tribeca Green Housing RB) - Series 2004A & 2003B
              LOC Landesbank Hessen - Thuringen Girozentrale                    11/01/36    3.58     10,000,000     VMIG-1
  6,000,000   New York State Housing Finance Agency RB
              (101 Barclays Street Housing) - Series 2004A
              Guaranteed by Federal National Mortgage Association               11/15/37    3.62      6,000,000     VMIG-1
 11,000,000   New York State Housing Finance Agency RB
              (Normandie Court II Project) - Series 1999A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/29    3.68     11,000,000     VMIG-1
  4,000,000   New York State Housing Finance Agency
              (Taconic West 17th Street Project) Fiscal 2006 - Series A
              LOC Landesbank Baden Wurttemburg                                  11/01/39    3.72      4,000,000     VMIG-1
  8,000,000   New York State Housing Finance Agency RB
              (100 Maiden Lane) - Series 2004A
              LOC Bank of New York                                              11/01/37    3.65      8,000,000     VMIG-1
  5,000,000   New York State Housing Finance Agency RB
              (350 West 43th Street Project) - Series 1999A
              LOC Landesbank Hessen - Thuringen Girozentrale                    11/01/34    3.68      5,000,000     VMIG-1
  1,750,000   New York State Housing Finance Agency RB
              (Archstone Westbury) - Series 2004A
              LOC JPMorgan Chase Bank, N.A.                                     11/01/36    3.68      1,750,000     VMIG-1
  1,675,000   New York State Housing Finance Agency RB
              (Avalon Chrystie Place I Project) - Series 2004A
              LOC Bank of America, N.A.                                         11/01/36    3.69      1,675,000     VMIG-1
 11,300,000   New York State Housing Finance Agency RB
              (250 West 50th Street) - Series 1997A
              Guaranteed by Federal National Mortgage Association               05/01/29    3.65     11,300,000     VMIG-1
  4,000,000   New York State Housing Finance Agency RB
              (Helena Housing) - Series 2004A
              LOC Bank of America, N.A.                                         11/01/36    3.65      4,000,000     VMIG-1
  5,000,000   New York State Housing Finance Agency State Personal Income Tax RB
              (Economic Development and Housing) -Series 2005C
              Insured by FGIC                                                   03/15/33    3.63      5,000,000               A-1+
    900,000   New York State Local Government Assistance Corporation
              - Series 1995B
              LOC Bank of Nova Scotia                                           04/01/25    3.55        900,000     VMIG-1    A-1+
 11,440,000   New York State MHRB (Normandie Court I Project) - Series 1991A
              LOC Landesbank Hessen - Thuringen Girozentrale                    05/15/15    3.57     11,440,000     VMIG-1    A-1+
  3,300,000   New York State HFA RB (1115 First Avenue) - Series 2005A
              LOC KeyBank, N.A.                                                 11/01/34    3.71      3,300,000     VMIG-1
  2,000,000   New York Thruway Authority Local Highway and Bridge Contract
              Bonds - Series 2002                                               03/01/07    3.74      2,000,000               A-1+
  5,000,000   New York Triborough Bridge & Tunnel Authority RB - Series 2001C
              Insured by AMBAC Assurance Corp.                                  01/01/32    3.58      5,000,000     VMIG-1    A-1+
  8,400,000   New York, NY Fiscal 2004 -- Series H-6
              LOC Bank of America, N.A.                                         03/01/34    3.60      8,400,000     VMIG-1    A-1
 10,000,000   New York, NY GO Bonds Fiscal 2006 - Series F-3
              LOC Royal Bank of Scotland PLC                                    09/01/35    3.66     10,000,000     VMIG-1    A-1+
  4,900,000   New York, NY Fiscal 2004 --Series H-2
              LOC Bank of New York                                              03/01/34    3.58      4,900,000     VMIG-1    A-1+
  3,500,000   Newburgh, NY IDA Civil Facility RB (Community Development
              Properties Dubois St. II, Inc Project) - Series 2005-A
              LOC KeyBank, N.A.                                                 10/01/30    3.70      3,500,000     VMIG-1
  3,825,000   Onandaga County, NY IDA (Onandaga Community College)- Series 2005A
              LOC Citizens Bank, N.A.                                           12/01/30    3.66      3,825,000               A-1+
  3,000,000   ROCs II - R Trust Series 458 (New York State Thruway Authority,
              General Highway and Bridge Trust Fund Bonds - Series 2005B)
              Insured by AMBAC Assurance Corp.                                  04/01/20    3.68      3,000,000     VMIG-1
 10,515,000   ROCs II - R Trust Series 2019
              (New York City Transitional Finance Authority - Series 2003E)
              Insured by MBIA Insurance Corp.                                   02/01/20    3.68     10,515,000     VMIG-1
  5,000,000   Societe Generale Municipal Securities
              Trust Receipts - Series 1997 SGB 25 (New York City, NY
              Municipal Water Finance Authority RB Series 1997B)
              Insured by MBIA Insurance Corp.                                   06/15/23    3.66      5,000,000               A-1+
    100,000   Societe Generale Municipal Securities
              Trust Receipts - Series 1997 SGB 33
              (New York City, NY GO Bonds, Fiscal 1996 Series F)
              Insured by FSA                                                    02/01/19    3.67        100,000               A-1+
  5,000,000   TOCs - Series 2001-1 (Puerto Rico Infrastructure Financing
              Authority Special Obligation Bonds 2000 - Series A)
              Collateralized by SLGs Securities                                 04/01/27    3.65      5,000,000               A-1+
  5,000,000   TOCs - Series 2001-2
              (Puerto Rico Public Improvement GO Bonds - Series 2001)
              Insured by FSA                                                    07/01/19    3.65      5,000,000               A-1+
 10,000,000   Triborough Building & Tunnel Authority General Revenue Refunding
              Bonds - Series 2002F                                              11/01/32    2.64     10,000,000     VMIG-1    A-1+
  9,855,000   UBS Municipal Custodial Variable Securities Floaters Series 2005 -
              13A (New York State Dormitory Authority Series - 2005B)
              Insured by AMBAC Assurance Corp.                                  09/15/24    3.67      9,885,000               A-1+
-----------                                                                                        ------------
337,243,300   Total Variable Rate Demand Instruments                                                337,243,300
-----------                                                                                        ------------

Variable Rate Demand Instrument - Private Placement (d) (0.71%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Orange County, NY IDA IDRB (1986 Blaser Real Estate Inc. Project)
              LOC UBS AG                                                        09/01/21    5.36%  $  3,000,000      P-1       A-1+
-----------                                                                                        ------------
  3,000,000   Total Variable Rate Demand Instrument - Private Placement                               3,000,000
-----------                                                                                        ------------
              Total Investments (99.39%) (Cost $418,310,191)                                       $418,310,191
              Cash and other assets, net of liabilities (0.61%)                                       2,563,027
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $420,873,218
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A,         285,537,725 shares outstanding                                      $       1.00
                                                                                                   ============
              Class B,          31,366,498 shares outstanding                                      $       1.00
                                                                                                   ============
              Victory Shares,   43,705,794 shares outstanding                                      $       1.00
                                                                                                   ============
              Advantage Shares, 60,276,931 shares outstanding                                      $       1.00
                                                                                                   ============

     FOOTNOTES:

     Note 1 - Valuation of Securities
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     (a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

          In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

     (b) The interest rate shown reflects the security's current coupon, unless yield is available.

     (c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

     (d)  Securities  payable  on  demand  at  par  including  accrued  interest
          (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   BAN    =   Bond Anticipation Note                           LOC    =   Letter of Credit
   CSD    =   Central School District                          MHRB   =   Multi-Family Revenue Housing Bond
   FGIC   =   Financial Guaranty Insurance Company             RB     =   Revenue Bond
   FHA    =   Federal Housing Administration                   FSA    =   Financial Security Assurance
   GO     =   General Obligation                               ROC    =   Reset Option Certificates
   HDC    =   Housing Development Corporation                  SLG    =   State and Local Government Securities
   IDA    =   Industrial Development Authority                 TAN    =   Tax Anticipation Note
   IDRB   =   Industrial Development Revenue Bond              TOCs   =   Tender Option Certificates

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New York Daily Tax Free Income Fund, Inc.


By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary

Date: September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President

Date:  September 27, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  September 27, 2006

* Print the name and title of each signing officer under his or her signature.